Vessels, Net	6 Months Ended
Jun. 30, 2017
Vessels, Net [Abstract]
Vessels, Net
7.	Vessels, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2017	December 31, 2016
Cost:
Beginning balance	242,462	201,684
- Additions	32,810	40,778
Ending balance	275,272	242,462

Accumulated depreciation:
Beginning balance	(10,353)	(1,844)
- Additions	(4,940)	(8,509)
Ending balance	(15,293)	(10,353)

Net book value	259,979	232,109

On March 28, 2017, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, at a gross purchase price of $32,650. On May 31, 2017, the Company acquired the 2012 Capesize, 179,213 DWT vessel M/V Partnership. The acquisition was financed with the Amsterdam Trade Bank N.V. loan facility (Note 8), the Jelco loan facility entered into on May 24, 2017 (Note 3) and by cash on hand. Additionally, approximately $160 worth of expenditures that increased the earning capacity and improved the efficiency of some vessels were capitalized.

All vessels are mortgaged to secured loans (Notes 3 and 8).